DEBT	12 Months Ended
Dec. 31, 2024
DEBT
DEBT

NOTE 4 – DEBT

Promissory Notes Payable - Related Party

During the year ended December 31, 2024, the Company borrowed $415,000 in a series of cash payments from the Company’s former CEO and shareholder in exchange for the issuance of a promissory note. The promissory note is not secured by Company assets, does not bear interest and is due in full on December 31, 2025. The promissory note totals $1,365,550 at December 31, 2024.

In June 2021, the Company entered into an Asset Purchase Agreement with Singlepoint to purchase certain assets in exchange for the issuance of a promissory note (the “Note”) for $63,456, which is reflected as a note payable to a related party in accompanying balance sheet. The Note bears interest at 5%, has a three-year term, and is due in monthly installments of $1,902 beginning August 1, 2021. The Company has not made any payments on the Note and is currently in default. Accrued interest on the Note totaled $9,527 and $6,346 at December 31, 2024 and December 31, 2023, respectively.

Convertible Notes Payable and Derivatives

From January 19, 2024, to November 22, 2024, the Company issued eight notes payable for the total principal of $640,750 and net proceeds of $494,500 after OID discounts of $97,750 and fees of $48,500 which, upon an event of default, contain a conversion feature meeting the definition of a derivative liability.  Pursuant to the Company’s contract ordering policy, the conversion features were valued at $147,805 upon issuance and recorded as a derivative liability, resulting in additional debt discounts totaling $147,805.

The Notes have maturity dates ranging from November 30, 2024 to August 30, 2025 and carry interest rates ranging from 12% to 13%, except for one note for $60,000 which is at 8%. The notes with one of the lenders have cross default provisions only between the notes of that lender. No cross default occurred in 2024.

For one of the Notes which is convertible after 180 days from issuance or upon an event of default, the conversion rate shall be 65% of the Market Price with the Market Price being defined as the lowest trading price of the Company's common stock over the 10 preceding trading days. For seven of the Notes, which are convertible only after an Event of Default, the conversion rate shall be 70% of the market price with the market price being defined as the lowest trading price of the Company's common stock over the 10 preceding trading days.

During the year ended December 31, 2024, the Company made payments on and had conversions of convertible notes payable and a note payable, resulting in a gain on debt extinguishment from settlement of derivative liabilities totaling $223,000. Additionally, the Company issued 14,705,144 common shares for the conversion of notes payable with principal and accrued interest totaling $144,377, resulting in a loss on debt extinguishment totaling $185,539. The above $223,000 gain and $185,539 loss resulted in a net gain on extinguishment of $37,461 as reflected in the statement of operations for the year ended December 31, 2024.

During the year ended December 31, 2024, the Company amortized $360,847 of debt discount resulting in an unamortized debt discount of $86,608 and carrying value of $188,306 as of December 31, 2024. Accrued interest as of December 31, 2024 was $48,486.

Convertible notes value as of December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023
Convertible notes	$274,914	$204,488
Unamortized discounts	(86,608)	(153,402)
Convertible notes, net	$188,306	$51,086

Scheduled maturities of the above related party and convertible notes debt remaining as of December 31, 2024 for each respective fiscal year end are as follows:

2024	$63,456
2025	1,640,466
Total	$1,703,922